Options Granted under Gold Fields Management Incentive Scheme (Detail) (GF Management Incentive Scheme, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Number of Options
Beginning Balance	75,500	311,225
Exercised and released	(31,147)	(204,570)
Forfeited	(16,253)	(31,155)
Ending Balance		75,500
Average option price
Average price, at beginning of year	$ 10.09	$ 9.04
Exercised and released	$ 6.17	$ 8.38
Forfeited	$ 9.68	$ 9.02
Average price, at end of year		$ 10.09
Sibanye Spin-off
Number of Options
Forfeited	(28,100)
Average option price
Forfeited	$ 10.09